Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio - Service Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.41%
Annual Return 2016	4.79%
Annual Return 2017	16.99%
Annual Return 2018	(6.44%)
Annual Return 2019	20.49%
Annual Return 2020	15.12%
Annual Return 2021	12.34%
Annual Return 2022	(15.06%)
Annual Return 2023	14.17%
Annual Return 2024	9.58%